Deferred Tax Balances - Additional Information (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Unrecognized deferred tax assets and liabilities [line items]
Deferred tax assets not arising from the reversal of existing deferred tax liabilities	$ 56	$ 1,912
Tax losses [member]
Unrecognized deferred tax assets and liabilities [line items]
Deferred tax assets not arising from the reversal of existing deferred tax liabilities	$ 18	$ 1,675